N-4	Oct. 15, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Oct. 15, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.85%[1,2]	0.95%[1,2]
	2. Investment Options (Fund fees and expenses)	0.29%[3]	3.48%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.70%[4]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,141.19	Highest Annual Cost: $5,234.03
	Assumes: ● Investment of $100,000 ● 5% annual appreciation	Assumes: ● Investment of $100,000 ● 5% annual appreciation

●      Least expensive combination of base Contract and Fund fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

●      Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
2	The Mortality and Expense Risk charge is reduced from 0.70% to 0.60% for the upcoming Contract quarter if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1,000,000. See the CHARGES, FEES AND DEDUCTIONS - Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge section.
3	As a percentage of Fund assets.
4	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.85%[1,2]	0.95%[1,2]
	2. Investment Options (Fund fees and expenses)	0.29%[3]	3.48%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.70%[4]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,141.19	Highest Annual Cost: $5,234.03
	Assumes: ● Investment of $100,000 ● 5% annual appreciation	Assumes: ● Investment of $100,000 ● 5% annual appreciation

●      Least expensive combination of base Contract and Fund fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

●      Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
2	The Mortality and Expense Risk charge is reduced from 0.70% to 0.60% for the upcoming Contract quarter if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1,000,000. See the CHARGES, FEES AND DEDUCTIONS - Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge section.
3	As a percentage of Fund assets.
4	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.85%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.95%	[1],[2]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.29%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%	[3]
Optional Benefits Minimum [Percent]	0.10%	[4]
Optional Benefits Maximum [Percent]	1.70%	[4]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.The Mortality and Expense Risk charge is reduced from 0.70% to 0.60% for the upcoming Contract quarter if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1,000,000. See the CHARGES, FEES AND DEDUCTIONS - Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge section.
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,141.19

Highest Annual Cost: $5,234.03

Assumes:

●     Investment of $100,000

●     5% annual appreciation

Assumes:

●     Investment of $100,000

●     5% annual appreciation

●      Least expensive combination of base Contract and Fund fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

●      Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 1,141.19
Highest Annual Cost [Dollars]	$ 5,234.03
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Rider Name	Annual Charge Percentage	Annual Credit Percentage
Future Income Generator (Single)	1.60%	6.0%
Future Income Generator (Joint)	1.70%	6.0%
Enhanced Income Select 2 (Single)	1.55%	6.0%
Enhanced Income Select 2 (Joint)	1.65%	6.0%

Enhanced Income Select2 Joint [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.65%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.65%
Enhanced Income Select2 Single [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Future Income Generator Joint [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.70%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.70%
Future Income Generator Single [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Mortality And Expense Risk Charge If Contract Value Is1000000 Or Greater [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Average Account Value), Current [Percent]	0.60%
Mortality And Expense Risk Charge [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Average Account Value), Maximum [Percent]	0.70%

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	The Mortality and Expense Risk charge is reduced from 0.70% to 0.60% for the upcoming Contract quarter if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1,000,000. See the CHARGES, FEES AND DEDUCTIONS - Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge section.
[3]	As a percentage of Fund assets.
[4]	As a percentage of the Protected Payment Base (for an optional living benefit) and average daily Variable Account Value (for an optional death benefit).